INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS
Investments

7.  INVESTMENTS

Investment as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Home Inns (equity method)	732,863,669	762,423,802
Hanting (available-for-sale)	492,658,379	585,540,705
Dining Secretary (available-for-sale)	65,414,773	60,234,118
Starway Hong Kong (equity method)	—	15,656,192
Others	14,208,222	13,393,132
Total net book value	1,305,145,043	1,437,247,949

Home Inns & Hotels Management Inc. (“Home Inns”)

The Company purchased ADSs of Home Inns from time to time through the open market and in a private placement transaction. As of December 31, 2012, the Company held an aggregate equity interest of approximately 15.71% of the outstanding shares of Home Inns (or 14,400,765 shares). Given the level of investment and the common directors on Board of both companies, the Company applied equity method of accounting to account for the investment in Home Inns.

The Company calculated equity in income or losses of investment in Home Inns on one quarter lag basis, as allowed, as the financial statements of Home Inns were not available within a sufficient time period.

On October 1, 2011, Home Inns completed a transaction to acquire 100% equity interest in a business, pursuant to which Home Inns issued additional ordinary shares as part of the total consideration. As a result, the Company’s equity interest in Home Inns effectively decreased from 17.47% to 15.71%. In accordance with ASC 323-10-40-1, the Company accounts for a share issuance by an investee as if the investor had sold a proportionate share of its investment. The issuance price per share of the newly issued capital by the investee is higher than the Company’s average per share carrying amount, thus the Company recognized the non-cash gain of RMB39.3 million for the period ended December 31, 2012. The Company picks up equity calculation of Home Inns on a quarter lag basis, as the Company is not able to timely obtain all necessary financial information from Home Inns to perform the equity investment reconciliations between the Company and Home Inns.

The carrying amount and unrealized securities holding profit for investment as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB

Investment cost
Balance at beginning of year	603,656,113	576,296,429
Foreign currency translation	(27,359,684)	(5,586,601)
Total investment cost	576,296,429	570,709,828

Value booked under equity method
Share of profit on affiliated companies investments	167,175,531	206,428,719
Amortization of identifiable intangible assets, net of tax	(10,608,291)	(14,714,745)
Total booked value under equity method	156,567,240	191,713,974

Net book value	732,863,669	762,423,802

The financial information of Home Inns as of and for the twelve months ended September 30, 2010, 2011 and 2012 is as follows:

		2011	2012
		RMB (‘000)	RMB (‘000)

Current assets		1,908,389	1,480,017
Non-current assets		6,013,060	7,525,212
Current liabilities		1,462,735	1,927,080
Non-current liabilities		2,635,492	3,160,390
Retain earnings		1,051,065	1,018,922
Noncontrolling interest		12,705	10,975

	2010	2011	2012
Total revenues	3,068,313	3,447,769	5,613,953
Net Revenues	2,882,711	3,232,174	5,269,377
Income from operations	512,909	364,600	270,689
Net income	402,116	357,476	4,338
Net income/(loss) attributable to Home Inns Group’s shareholders	394,835	351,916	(395)

The closing price of Home Inns as of December 31, 2012 is US$28.90 per ADS, the aggregate market value of  the Company’s investment in Home Inns is approximately RMB1.3 billion (US$208 million).

China Lodging Group, Limited (“Hanting”)

On March 31, 2010, the Company purchased newly issued 7,202,482 shares from Hanting in a private placement. On the same day, the Company purchased an aggregate of 11,646,964 shares of Hanting from the then shareholders. In addition, on March 31, 2010, the Company purchased 800,000 ADSs representing 3,200,000 shares of Hanting in its initial public offering (“IPO”). All transactions were made at a purchase price of US$12.25 per ADS, or US$3.0625 per share, which is the then IPO price. The total purchase cost is US$67.5 million (approximately RMB461 million). Upon the closing of the transactions described above, the Company holds an aggregate of 22,049,446 shares of Hanting (including 3,200,000 shares represented by ADSs), representing approximately 9% of Hanting’s total outstanding shares as of March 31, 2010.

Given the level of investment, the Company applies ASC-320-25 to account for its investment in Hanting. The Company classified the investment as “available for sale” and measured the fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

The closing price of Hanting as of December 31, 2012 is US$17.05 per ADS. As of December 31 2012, the Company recorded the investment in Hanting at a fair value of RMB586 million (approximately US$94 million), with RMB165 million increase in fair value of the investment credited to other comprehensive income.

Dining Secretary China Limited (“Dining Secretary”)

In November 2010, the Company entered into agreements to acquire a minority stake of Dining Secretary’s Series B convertible preferred shares with total consideration of US$10 million. The transaction was closed on November 24, 2010. Headquartered in Shanghai, Dining Secretary is a leading provider of free online and offline restaurant reservations for diners. Dining Secretary operates in many cities in China, serving diners and restaurants with a call center and the website www.95171.cn.

The Company recorded this investment as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The decrease in fair value of the investment in Dining Secretary of RMB2.1 million (approximately US$0.3 million) was recorded to other comprehensive income as of December 31, 2012.

Starway Hotels (Hong Kong) Limited (“Starway Hong Kong”)

In April 2012, the Company entered into a share purchase agreements with Hanting to sell 51% equity interest of Starway Hong Kong at the consideration of approximately RMB17.1 million (approximately US$2.7 million). Pursuant to the agreement, Hanting was granted the right to purchase the remaining 49% equity interest of Starway Hong Kong, at its sole discretion at any time following April 15, 2012 until and including the first anniversary of the transaction closing date. The deal was consummated on May 1, 2012 and in accordance with ASC810, the Company deconsolidated Starway Hong Kong upon the closing of the deal and recognized long-term investment of Starway Hong Kong following equity method of accounting for the 49% of retained equity interest of RMB16.5 million representing the fair value upon the deal closing. The company recognized a gain of RMB52 million in other income in the year ended December 31, 2012.

Other investments included cost method investment in BTG-Jianguo Hotels & Resorts Management Co., Ltd.(“BTG-Jianguo”) and equity investments in certain privately-held companies. The investment of BTG-Jianguo was closed in December 2010, with a total consideration of RMB10.2 million.

It has been concluded that the fair value of all investments above is greater than or equal to original cost, as a result, no impairments have been recorded for these investments.